Other financial assets - Summary of Finance Lease Receivables (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of recognised finance lease as assets by lessee [line items]
Gross Investment In Lease	₨ 8,867	₨ 10,229
Less: Unearned finance income	(633)	(652)
Present value of minimum lease payment receivables	8,234	9,577
Non-current	3,090	4,270
Current	₨ 5,144	5,307
Bottom of range [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Contract Term	1 year
Top of range [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Contract Term	5 years
Year 1
Disclosure of recognised finance lease as assets by lessee [line items]
Gross Investment In Lease	₨ 5,489	5,693
Year 2
Disclosure of recognised finance lease as assets by lessee [line items]
Gross Investment In Lease	1,908	3,220
Year 3
Disclosure of recognised finance lease as assets by lessee [line items]
Gross Investment In Lease	945	853
Year 4
Disclosure of recognised finance lease as assets by lessee [line items]
Gross Investment In Lease	380	309
Year 5
Disclosure of recognised finance lease as assets by lessee [line items]
Gross Investment In Lease	₨ 145	₨ 154